General (Tables)	12 Months Ended
Dec. 31, 2023
General Description [Abstract]
Disclosure of data regarding the EUR, HRK, HUF and NIS exchange rates, and regarding the CPI
	Representative exchange rate					CPI(*)
	EUR	NIS	HUF	HRK		Known index
	(USD to 1)					In points
Date of the financial statements:
As of December 31, 2023	1.006	0.249	0.0029	N/A(	**)	113.7
As of December 31, 2022	1.066	0.284	0.0027	0.142		110.1

	%	%	%	%		%
Rates of change:
For the year ended:
As of December 31, 2023	(5.6)	(12.3)	7.4	N/A(	**)	3.3
As of December 31, 2022	(5.8)	(11.8)	(12.9)	(5.3)		5.4

(*)	Base: 2012 average = 100.

(**)	Following the change of currency in Croatia from HRK to EUR (effective from the beginning of 2023), the HRK currency is no longer active.